Advances for Vessels Under Construction and Vessels, net (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Feb. 08, 2024 Vessels
Asset Acquisition [Line Items]
Advances for vessels under construction (Note 5)	$ 21,477		$ 20,877
Interest costs capitalized	578	$ 665
Advances for vessels under construction capitalized	600
Interest cost capitalized included in advances for vessels under construction	3,024		$ 2,446
Number of vessels under construction | Vessels				2
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from sale of vessels	$ 0	$ 1,500